WARRANTS (Details) - Schedule of Warrant Valuation (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrants After Modification [Member] | Ruby Developement Company [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock Price on Measurement Date (in Dollars per share)		$ 0.044
Exercise Price of Warrants (in Dollars per Share)		$ 0.02
Term of Warrants (years)		5 years 43 days
Computed Volatility		144.00%
Annual Dividends		0.00%
Discount Rate		0.58%
Warrants After Modification [Member] | Ruby Developement Company [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise Price of Warrants (in Dollars per Share)		$ 0.02
Warrants After Modification [Member] | Ruby Developement Company [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise Price of Warrants (in Dollars per Share)		$ 0.09
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Computed Volatility	158.00%	158.00%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Computed Volatility	165.00%	165.00%